PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	March 31,	September 30,
	2025	2024
		audited
Electronic equipment	$581,216	$598,738
Office furniture	4,272	4,417
Transportation equipment	—	37,784
Subtotal	585,488	640,939
Less: accumulated depreciation	(552,724)	(601,232)
Property and equipment, net	$32,764	$39,707

	2024	2023
Electronic equipment	$598,738	$575,891
Office furniture	4,417	4,249
Transportation equipment	37,784	36,342
Subtotal	640,939	616,482
Less: accumulated depreciation	(601,232)	(567,606)
Property and equipment, net	$39,707	$48,876